UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 110.3%
Consumer Discretionary 18.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		355,000	360,325
8.75%, 6/1/2019		735,000	789,206
American Achievement Corp., 144A, 10.875%, 4/15/2016		180,000	180,900
Ameristar Casinos, Inc., 9.25%, 6/1/2014		420,000	451,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	261,375
144A, 8.375%, 11/15/2020		300,000	315,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		315,000	329,175
AutoNation, Inc., 6.75%, 4/15/2018		1,440,000	1,497,600
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		365,000	387,356
9.625%, 3/15/2018		160,000	178,800
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		190,000	195,938
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		280,000	287,350
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		695,000	729,750
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	330,688
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		310,000	313,100
Cablevision Systems Corp.:
7.75%, 4/15/2018		1,855,000	1,984,850
8.0%, 4/15/2020		85,000	92,650
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		520,000	488,800
11.25%, 6/1/2017		1,745,000	1,980,575
144A, 12.75%, 4/15/2018		190,000	199,975
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		205,000	34,850
Carrols Corp., 9.0%, 1/15/2013		130,000	130,325
CCO Holdings LLC:
7.0%, 1/15/2019		165,000	167,888
7.25%, 10/30/2017		690,000	724,500
7.875%, 4/30/2018		4,645,000	4,958,537
8.125%, 4/30/2020		95,000	102,481
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,075,000	2,194,312
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK)		80,000	80,558
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		100,000	101,625
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		115,000	127,650
Series B, 9.25%, 12/15/2017		175,000	194,688
CSC Holdings LLC, 8.5%, 6/15/2015		1,250,000	1,368,750
DineEquity, Inc., 144A, 9.5%, 10/30/2018		665,000	719,862
DISH DBS Corp.:
6.625%, 10/1/2014		355,000	376,300
7.125%, 2/1/2016		345,000	368,287
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		290,000	1,450
Ford Motor Co., 7.45%, 7/16/2031		260,000	282,996
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		370,000	384,800
144A, 7.125%, 9/1/2018		370,000	376,475
8.75%, 11/15/2014		160,000	183,600
9.375%, 11/15/2017		320,000	364,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		160,000	182,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	224,950
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		235,000	299,038
Hertz Corp.:
144A, 6.75%, 4/15/2019		250,000	255,000
144A, 7.5%, 10/15/2018		1,195,000	1,265,206
8.875%, 1/1/2014		353,000	362,266
Lear Corp.:
7.875%, 3/15/2018		145,000	159,863
8.125%, 3/15/2020		150,000	168,000
Levi Strauss & Co., 7.625%, 5/15/2020		480,000	496,800
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	243,800
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		60,000	69,450
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		835,000	868,400
Mediacom LLC, 9.125%, 8/15/2019 (b)		530,000	563,125
MGM Resorts International:
7.625%, 1/15/2017		135,000	129,431
144A, 9.0%, 3/15/2020		590,000	644,575
144A, 10.0%, 11/1/2016		295,000	313,438
10.375%, 5/15/2014		275,000	308,000
11.125%, 11/15/2017		345,000	397,612
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		95,000	96,663
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		100,000	105,875
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	663,400
Norcraft Holdings LP, 9.75%, 9/1/2012		309,000	311,704
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	290,700
Penske Automotive Group, Inc., 7.75%, 12/15/2016		985,000	1,017,012
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		225,000	243,000
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		300,000	319,500
Regal Entertainment Group, 9.125%, 8/15/2018		250,000	267,500
Sabre Holdings Corp., 8.35%, 3/15/2016		610,000	591,700
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		450,000	438,750
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	350,212
144A, 7.804%, 10/1/2020		535,000	527,649
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		190,000	205,200
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	471,219
Sonic Automotive, Inc.:
5.0%, 10/1/2029		100,000	132,125
Series B, 9.0%, 3/15/2018		350,000	374,500
Standard Pacific Corp.:
8.375%, 5/15/2018		35,000	37,100
144A, 8.375%, 5/15/2018		245,000	259,700
10.75%, 9/15/2016		300,000	352,500
Toys "R" Us, Inc., 7.375%, 10/15/2018		330,000	330,825
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	273,975
Travelport LLC:
4.921% ***, 9/1/2014		185,000	165,113
9.0%, 3/1/2016		250,000	236,250
9.875%, 9/1/2014		350,000	341,687
11.875%, 9/1/2016		270,000	254,138
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	956,461
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,285,000	1,378,162
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		185,000	198,413
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	280,000	407,637
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		245,000	241,938
Videotron Ltd., 9.125%, 4/15/2018		310,000	347,975
Visant Corp., 10.0%, 10/1/2017		305,000	330,163
Wynn Las Vegas LLC:
7.75%, 8/15/2020		370,000	391,275
7.875%, 11/1/2017		950,000	1,014,125
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,245,000	12

			45,474,359
Consumer Staples 5.5%
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	201,337
B&G Foods, Inc., 7.625%, 1/15/2018		260,000	277,550
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		835,000	843,350
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017 (b)		245,000	247,450
Central Garden & Pet Co., 8.25%, 3/1/2018		280,000	294,350
Constellation Brands, Inc., 8.375%, 12/15/2014		810,000	911,250
Darling International, Inc., 144A, 8.5%, 12/15/2018		620,000	668,825
Del Monte Corp., 7.5%, 10/15/2019		1,560,000	1,895,400
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		225,000	240,187
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	341,550
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		1,215,000	1,212,722
NBTY, Inc., 144A, 9.0%, 10/1/2018		185,000	200,725
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	931,125
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		990,000	972,675
Rite Aid Corp.:
7.5%, 3/1/2017		170,000	171,063
8.0%, 8/15/2020		375,000	405,469
Smithfield Foods, Inc.:
7.75%, 7/1/2017		940,000	1,017,550
10.0%, 7/15/2014		510,000	601,800
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		240,000	250,200
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		245,000	243,775
Tops Holding Corp., 10.125%, 10/15/2015		440,000	472,450
TreeHouse Foods, Inc., 7.75%, 3/1/2018		185,000	200,263
Tyson Foods, Inc., 10.5%, 3/1/2014		275,000	332,062
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		225,000	231,750
144A, 10.25%, 6/30/2015		135,000	140,400

			13,305,278
Energy 10.4%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		420,000	429,975
Arch Coal, Inc., 7.25%, 10/1/2020		150,000	159,375
Atlas Energy Operating Co., LLC, 12.125%, 8/1/2017		510,000	664,928
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	1,158,300
Berry Petroleum Co.:
6.75%, 11/1/2020		330,000	339,900
10.25%, 6/1/2014		325,000	377,000
Bill Barrett Corp., 9.875%, 7/15/2016		280,000	313,600
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		200,000	210,250
Bristow Group, Inc., 7.5%, 9/15/2017		335,000	352,588
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		450,000	457,875
Chesapeake Energy Corp.:
6.875%, 11/15/2020		190,000	202,350
7.25%, 12/15/2018		495,000	545,737
9.5%, 2/15/2015		65,000	80,600
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	431,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		165,000	179,438
8.5%, 12/15/2019		165,000	181,913
Colorado Interstate Gas Co., 6.8%, 11/15/2015		645,000	741,408
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		830,000	900,550
144A, 8.25%, 4/1/2020		470,000	518,175
Continental Resources, Inc.:
7.125%, 4/1/2021		230,000	244,375
7.375%, 10/1/2020		245,000	263,375
8.25%, 10/1/2019		110,000	121,275
Crosstex Energy LP, 8.875%, 2/15/2018		425,000	468,563
El Paso Corp.:
7.25%, 6/1/2018		405,000	458,088
9.625%, 5/15/2012		822,000	871,191
Energy Transfer Equity LP, 7.5%, 10/15/2020		280,000	303,450
Frontier Oil Corp.:
6.875%, 11/15/2018		270,000	282,150
8.5%, 9/15/2016		140,000	151,900
Genesis Energy LP, 144A, 7.875%, 12/15/2018		480,000	492,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		475,000	513,000
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		180,000	187,200
Holly Corp., 9.875%, 6/15/2017		620,000	689,750
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		410,000	441,775
Inergy LP:
144A, 6.875%, 8/1/2021		110,000	112,475
144A, 7.0%, 10/1/2018		460,000	476,675
Linn Energy LLC:
144A, 7.75%, 2/1/2021		465,000	494,063
144A, 8.625%, 4/15/2020		390,000	434,850
11.75%, 5/15/2017		309,000	359,985
Newfield Exploration Co., 7.125%, 5/15/2018		955,000	1,019,462
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		205,000	223,450
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		170,000	172,550
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		580,000	600,300
7.25%, 8/15/2018		370,000	382,950
7.875%, 6/1/2015		145,000	153,700
Plains Exploration & Production Co.:
7.0%, 3/15/2017		235,000	244,988
7.625%, 6/1/2018		530,000	566,437
8.625%, 10/15/2019		615,000	687,262
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	659,637
Range Resources Corp., 6.75%, 8/1/2020		140,000	147,875
Regency Energy Partners LP:
6.875%, 12/1/2018		275,000	288,750
9.375%, 6/1/2016		650,000	727,187
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,125,000	1,141,875
7.5%, 11/30/2016		615,000	622,687
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		185,000	192,400
SM Energy Co., 144A, 6.625%, 2/15/2019		235,000	237,644
Southwestern Energy Co., 7.5%, 2/1/2018		530,000	602,875
Stone Energy Corp.:
6.75%, 12/15/2014		525,000	522,375
8.625%, 2/1/2017		390,000	406,575
Venoco, Inc., 144A, 8.875%, 2/15/2019		170,000	172,550

			25,384,881
Financials 16.6%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		510,000	504,900
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	492,075
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		740,000	772,375
8.0%, 3/15/2020		870,000	979,837
8.3%, 2/12/2015		280,000	316,050
Antero Resources Finance Corp., 9.375%, 12/1/2017		90,000	97,200
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		285,000	303,525
144A, 7.375%, 10/15/2017	EUR	180,000	256,464
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		325,000	211,250
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		795,000	816,862
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		490,000	529,200
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	455,700
Case New Holland, Inc.:
7.75%, 9/1/2013		1,110,000	1,215,450
144A, 7.875%, 12/1/2017		830,000	927,525
CIT Group, Inc.:
7.0%, 5/1/2013		224,896	229,394
7.0%, 5/1/2015		409,700	415,333
7.0%, 5/1/2017		1,370,000	1,380,275
Claire's Escrow Corp., 144A, 8.875%, 3/15/2019 (c)		235,000	235,881
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		180,000	180,900
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		125,000	126,563
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	545,738
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,175,000	1,177,937
12.5%, 11/30/2017 (PIK)		733,000	868,605
Express LLC, 8.75%, 3/1/2018		345,000	371,306
FCE Bank PLC, 9.375%, 1/17/2014	EUR	800,000	1,240,575
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		160,000	158,571
144A, 7.5%, 5/4/2020		293,000	312,045
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		465,000	494,564
8.125%, 1/15/2020		1,410,000	1,609,390
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		255,000	246,713
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	343,875
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		225,000	229,500
Hellas Telecommunications Finance SCA, 144A, 8.985%***, 7/15/2015 (PIK) **	EUR	278,431	231
Hexion US Finance Corp., 8.875%, 2/1/2018		2,260,000	2,426,675
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		955,000	1,026,625
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		300,000	338,250
144A, 8.75%, 3/15/2017		1,365,000	1,559,512
iPayment, Inc., 9.75%, 5/15/2014		225,000	223,031
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	623,725
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	948,675
National Money Mart Co., 10.375%, 12/15/2016		450,000	500,625
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		100,000	104,250
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		100,000	108,125
11.5%, 5/1/2016		71,000	83,603
Nuveen Investments, Inc.:
10.5%, 11/15/2015		510,000	521,475
144A, 10.5%, 11/15/2015		270,000	276,075
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		405,000	409,050
Pinafore LLC, 144A, 9.0%, 10/1/2018		150,000	166,875
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		700,000	727,125
9.25%, 4/1/2015		785,000	818,362
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		493,000	513,336
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		760,000	761,900
144A, 7.125%, 4/15/2019		1,355,000	1,388,875
144A, 7.75%, 10/15/2016		620,000	660,300
144A, 8.25%, 2/15/2021		155,000	155,388
144A, 8.5%, 5/15/2018		100,000	103,500
144A, 9.0%, 4/15/2019		390,000	406,575
SLM Corp., 8.0%, 3/25/2020		170,000	180,413
Susser Holdings LLC, 8.5%, 5/15/2016		215,000	233,544
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	411,300
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		730,000	365
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		165,000	175,725
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,870,000	2,157,512
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		3,695,000	4,046,025
WMG Acquisition Corp., 9.5%, 6/15/2016		300,000	319,500

			40,422,125
Health Care 7.7%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		165,000	172,013
Community Health Systems, Inc., 8.875%, 7/15/2015		615,000	651,900
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018		185,000	190,087
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		805,000	847,262
HCA, Inc.:
7.875%, 2/15/2020		3,805,000	4,180,744
8.5%, 4/15/2019		270,000	302,400
9.125%, 11/15/2014		685,000	718,394
9.25%, 11/15/2016		3,145,000	3,396,600
9.625%, 11/15/2016 (PIK)		520,000	564,200
9.875%, 2/15/2017		505,000	568,125
IASIS Healthcare LLC, 8.75%, 6/15/2014		2,255,000	2,314,194
Mylan, Inc.:
144A, 7.625%, 7/15/2017		1,945,000	2,137,069
144A, 7.875%, 7/15/2020		190,000	212,325
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		320,000	331,200
144A, 7.0%, 10/1/2020		505,000	522,044
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		405,000	416,137
144A, 8.0%, 2/1/2018		370,000	379,250
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		340,000	219,300
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		545,000	573,612

			18,696,856
Industrials 11.4%
Accuride Corp., 9.5%, 8/1/2018		270,000	301,050
Actuant Corp., 6.875%, 6/15/2017		180,000	186,300
Aguila 3 SA, 144A, 7.875%, 1/31/2018		435,000	451,312
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		125,000	134,688
ARAMARK Corp., 8.5%, 2/1/2015		525,000	548,625
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		400,000	415,000
ArvinMeritor, Inc.:
8.125%, 9/15/2015		205,000	219,863
10.625%, 3/15/2018		225,000	257,063
BE Aerospace, Inc.:
6.875%, 10/1/2020		275,000	286,688
8.5%, 7/1/2018		830,000	917,150
Belden, Inc.:
7.0%, 3/15/2017		185,000	187,775
9.25%, 6/15/2019		425,000	470,687
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (b)		2,055,000	2,229,675
Briggs & Stratton Corp., 6.875%, 12/15/2020		275,000	290,125
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		585,000	599,625
Cenveo Corp.:
8.875%, 2/1/2018		1,005,000	1,010,025
144A, 10.5%, 8/15/2016		240,000	242,400
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		645,000	677,250
Clean Harbors, Inc., 7.625%, 8/15/2016		203,000	215,688
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		130,350	88,638
Corrections Corp. of America, 7.75%, 6/1/2017		625,000	684,375
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		117,000	127,530
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		635,000	682,625
Esterline Technologies Corp., 7.0%, 8/1/2020		400,000	419,000
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		155,000	161,975
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		1,095,000	1,095,000
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	252,625
H&E Equipment Services, Inc., 8.375%, 7/15/2016		845,000	876,687
Interline Brands, Inc., 7.0%, 11/15/2018		395,000	409,812
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		255,000	276,356
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		735,000	766,237
8.0%, 2/1/2018		850,000	928,625
Kansas City Southern Railway Co., 8.0%, 6/1/2015		455,000	493,675
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		530,000	530,000
Oshkosh Corp.:
8.25%, 3/1/2017		95,000	105,450
8.5%, 3/1/2020		185,000	208,588
Owens Corning, Inc., 9.0%, 6/15/2019		455,000	538,437
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		190,000	194,513
13.125%, 7/15/2014		355,000	389,612
RailAmerica, Inc., 9.25%, 7/1/2017		264,000	292,380
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		885,000	963,544
11.75%, 8/1/2016		130,000	140,725
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		170,000	179,350
Sitel LLC, 144A, 11.5%, 4/1/2018		350,000	323,750
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		330,000	338,250
7.5%, 10/1/2017		230,000	244,375
SPX Corp., 144A, 6.875%, 9/1/2017		250,000	268,750
The Geo Group, Inc., 7.75%, 10/15/2017		795,000	847,669
Titan International, Inc., 144A, 7.875%, 10/1/2017		1,230,000	1,316,100
TransDigm, Inc., 144A, 7.75%, 12/15/2018		500,000	538,750
Triumph Group, Inc.:
8.0%, 11/15/2017		80,000	86,200
8.625%, 7/15/2018		565,000	622,912
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		435,000	450,769
United Rentals North America, Inc.:
9.25%, 12/15/2019		1,215,000	1,375,987
10.875%, 6/15/2016		590,000	685,875
USG Corp., 144A, 9.75%, 8/1/2014		200,000	217,500

			27,763,635
Information Technology 6.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		455,000	395,850
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		140,000	144,550
Amkor Technology, Inc., 7.375%, 5/1/2018 (b)		460,000	482,425
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		460,000	489,900
Avaya, Inc., 144A, 7.0%, 4/1/2019		820,000	811,800
CDW LLC, 11.0%, 10/12/2015		1,235,000	1,343,062
CommScope, Inc., 144A, 8.25%, 1/15/2019		665,000	689,938
Equinix, Inc., 8.125%, 3/1/2018		1,100,000	1,193,500
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		135,000	148,838
7.875%, 7/15/2020		175,000	194,250
First Data Corp.:
144A, 8.25%, 1/15/2021		935,000	930,325
144A, 8.875%, 8/15/2020		635,000	695,325
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,755,000	1,956,825
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	280,000	428,888
Jabil Circuit, Inc.:
5.625%, 12/15/2020		400,000	391,000
7.75%, 7/15/2016		135,000	152,888
L-3 Communications Corp.:
5.875%, 1/15/2015		1,635,000	1,666,882
Series B, 6.375%, 10/15/2015		650,000	671,125
MasTec, Inc., 7.625%, 2/1/2017		430,000	434,300
NXP BV, 3.053% ***, 10/15/2013		510,000	507,450
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		185,000	191,013
10.25%, 8/15/2015		1,395,000	1,469,981
10.625%, 5/15/2015		400,000	443,000
Unisys Corp., 144A, 12.75%, 10/15/2014		360,000	425,700
Vangent, Inc., 9.625%, 2/15/2015		160,000	151,600

			16,410,415
Materials 15.0%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		155,000	157,713
Appleton Papers, Inc., 11.25%, 12/15/2015		106,000	99,640
Ashland, Inc., 9.125%, 6/1/2017		415,000	482,697
Ball Corp.:
7.125%, 9/1/2016		1,420,000	1,554,900
7.375%, 9/1/2019		170,000	184,875
Berry Plastics Corp.:
5.053% ***, 2/15/2015		1,965,000	1,965,000
8.25%, 11/15/2015		745,000	798,081
9.5%, 5/15/2018		235,000	235,588
144A, 9.75%, 1/15/2021		305,000	305,762
Boise Paper Holdings LLC, 8.0%, 4/1/2020		215,000	237,037
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		150,000	159,750
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		260,000	271,700
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		635,000	604,837
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		515,000	534,312
Clondalkin Acquisition BV, 144A, 2.302% ***, 12/15/2013		1,795,000	1,736,662
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	354,250
Crown Americas LLC:
144A, 6.25%, 2/1/2021		70,000	70,700
7.625%, 5/15/2017		1,590,000	1,733,100
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	250,000	367,412
Domtar Corp., 10.75%, 6/1/2017		300,000	384,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,770,000	1,770,000
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	709,831
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		180,000	186,750
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		428,424	389,866
10.0%, 3/31/2015		421,120	391,642
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		1,665,000	1,656,212
144A, 7.125%, 1/15/2017		155,000	164,688
Graham Packaging Co., LP, 8.25%, 10/1/2018		190,000	204,725
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		90,000	96,750
9.5%, 6/15/2017		765,000	849,150
Greif, Inc., 7.75%, 8/1/2019		870,000	959,175
Hexcel Corp., 6.75%, 2/1/2015		405,000	415,631
Huntsman International LLC:
8.625%, 3/15/2020		455,000	505,050
144A, 8.625%, 3/15/2021		185,000	205,350
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		195,000	214,013
144A, 9.25%, 5/15/2015	EUR	75,000	113,846
Koppers, Inc., 7.875%, 12/1/2019		490,000	531,650
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		683,000	768,802
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	108,075
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		670,000	712,712
144A, 9.5%, 1/15/2021	EUR	255,000	369,482
Nalco Co., 144A, 6.625%, 1/15/2019		330,000	341,137
NewMarket Corp., 7.125%, 12/15/2016		495,000	516,037
Novelis, Inc.:
144A, 8.375%, 12/15/2017		1,070,000	1,179,675
144A, 8.75%, 12/15/2020		685,000	755,212
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	362,444
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		2,030,000	2,212,700
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		80,000	81,900
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		50,000	52,688
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		415,000	432,119
Radnor Holdings Corp., 11.0%, 3/15/2010 **		90,000	9
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		370,000	394,975
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,627,209
Silgan Holdings, Inc., 7.25%, 8/15/2016		845,000	912,600
Solo Cup Co., 10.5%, 11/1/2013		1,270,000	1,295,400
Texas Industries, Inc., 9.25%, 8/15/2020		305,000	332,069
United States Steel Corp., 7.375%, 4/1/2020		595,000	629,212
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		90,000	94,050
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	583,150
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		328,799	121,656

			36,485,658
Telecommunication Services 13.5%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		90,000	97,200
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,120,306
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,680,000	1,696,800
8.375%, 10/15/2020		1,360,000	1,343,000
8.75%, 3/15/2018		1,185,000	1,136,119
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		70,000	76,300
144A, 12.0%, 12/1/2017		300,000	324,000
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		2,415,000	2,312,362
10.0%, 7/15/2015		495,000	545,737
Crown Castle International Corp.:
7.125%, 11/1/2019		325,000	345,719
9.0%, 1/15/2015		560,000	630,000
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	364,800
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,015,000	2,105,675
ERC Ireland Preferred Equity Ltd., 144A, 8.093% ***, 2/15/2017 (PIK)	EUR	258,379	16,705
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	237,720
7.875%, 4/15/2015		85,000	94,138
8.25%, 4/15/2017		500,000	552,500
8.5%, 4/15/2020		665,000	738,150
8.75%, 4/15/2022		85,000	94,350
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		97,606	70,276
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,215,000	1,268,156
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		920,000	945,300
11.25%, 6/15/2016		455,000	486,850
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		2,325,468	2,581,269
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		590,000	607,700
iPCS, Inc., 2.429% ***, 5/1/2013		115,000	113,563
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		810,000	788,737
7.875%, 9/1/2018		580,000	612,625
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,990,000	2,006,169
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	206,397
Qwest Communications International, Inc.:
7.125%, 4/1/2018		3,380,000	3,625,050
8.0%, 10/1/2015		360,000	392,850
Qwest Corp., 8.375%, 5/1/2016		90,000	107,438
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		115,000	125,350
8.25%, 8/15/2019		150,000	165,375
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		870,000	964,612
Telesat Canada, 11.0%, 11/1/2015		1,150,000	1,290,875
West Corp.:
144A, 7.875%, 1/15/2019		190,000	194,988
144A, 8.625%, 10/1/2018		50,000	53,000
Windstream Corp.:
7.0%, 3/15/2019		340,000	340,000
144A, 7.75%, 10/15/2020		250,000	259,062
7.875%, 11/1/2017		1,155,000	1,254,619
8.125%, 9/1/2018		535,000	572,450
8.625%, 8/1/2016		45,000	47,588

			32,911,880
Utilities 4.9%
AES Corp.:
8.0%, 10/15/2017		255,000	276,675
8.0%, 6/1/2020		375,000	410,625
Calpine Corp.:
144A, 7.5%, 2/15/2021		640,000	654,400
144A, 7.875%, 7/31/2020		745,000	787,837
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,812,225
Edison Mission Energy, 7.0%, 5/15/2017		1,105,000	897,812
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014		240,000	159,000
Ferrellgas LP, 144A, 6.5%, 5/1/2021		160,000	156,000
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		785,000	947,685
GenOn Energy, Inc.:
7.875%, 6/15/2017		95,000	95,238
144A, 9.5%, 10/15/2018		185,000	193,788
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		185,000	200,725
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,098,000	1,162,507
NRG Energy, Inc.:
7.375%, 2/1/2016		525,000	543,375
7.375%, 1/15/2017		1,145,000	1,206,544
144A, 7.625%, 1/15/2018		705,000	734,081
144A, 8.25%, 9/1/2020		635,000	668,338
Suburban Propane Partners LP, 7.375%, 3/15/2020		120,000	128,400

			12,035,255

Total Corporate Bonds (Cost $254,766,512)			268,890,342
Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501%, 10/15/2049 (Cost $1,008,770)		1,067,481	938,038
Government & Agency Obligations 10.8%
Other Government Related (d) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	810,970
Sovereign Bonds 10.5%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		565,000	611,613
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,421,430
Republic of Argentina – Inflation Linked Bond, 5.83%, 12/31/2033	ARS	788	266
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,247,350
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	189,000
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,395,000	1,367,417
144A, 7.375%, 2/11/2020		1,450,000	1,587,995
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,523,500
Republic of Peru, 7.35%, 7/21/2025		2,505,000	3,024,787
Republic of Poland, 6.375%, 7/15/2019		2,550,000	2,835,592
Republic of South Africa, 6.875%, 5/27/2019		185,000	213,213
Republic of Uruguay:
7.625%, 3/21/2036		615,000	722,625
9.25%, 5/17/2017		1,825,000	2,336,000
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	780,440
Russian Federation:
144A, 5.0%, 4/29/2020		1,345,000	1,342,310
REG S, 7.5%, 3/31/2030		3,674,624	4,249,703

			25,453,241

Total Government & Agency Obligations (Cost $24,034,428)			26,264,211
Loan Participations and Assignments 10.4%
Senior Loans*** 9.1%
Buffets, Inc., Letter of Credit, First Lien, 7.553%, 4/22/2015		45,927	36,856
Burger King Corp., Term Loan B, 4.5%, 10/19/2016		680,000	685,029
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		388,381	395,178
Clear Channel Communications, Inc., Term Loan B, 3.912%, 1/28/2016		848,342	777,718
Del Monte Corp., Term Loan, 4.5%, 3/8/2018		1,470,000	1,481,253
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		520,000	524,131
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.262%, 3/26/2014		1,291,554	1,159,816
Letter of Credit, 2.303%, 3/26/2014		77,416	69,520
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		680,738	670,241
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	2,314,151	3,190,084
NBTY, Inc., Term Loan B, 6.25%, 10/2/2017		975,000	987,309
Nuveen Investments, Inc.:
First Lien Term Loan, 3.303%, 11/13/2014		541,903	524,630
Term Loan, 5.803%, 5/12/2017		633,183	633,975
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		600,000	603,627
Pinafore LLC, Term Loan B, 6.25%, 9/29/2016		4,834,445	4,877,351
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		495,000	505,209
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		370,000	375,180
Telesat Canada:
Term Loan I, 3.27%, 10/31/2014		1,395,602	1,398,588
Term Loan II, 3.27%, 10/31/2014		119,877	120,133
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		500,000	505,000
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		404,875	290,119
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014		633,436	610,702
VML US Finance LLC:
Delayed Draw Term Loan B, 4.79%, 5/25/2012		113,463	113,809
Term Loan B, 4.79%, 5/27/2013		196,434	197,034
Warner Chilcott Co., LLC:
Term Loan A, 6.0%, 10/30/2014		488,136	491,645
Term Loan B2, 6.25%, 4/30/2015		402,248	406,271
Warner Chilcott Corp.:
Term Loan, 6.25%, 4/30/2015		396,000	399,960
Term Loan B1, 6.25%, 4/30/2015		241,564	243,980

			22,274,348
Sovereign Loans 1.3%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		1,385,000	1,443,862
JSC VTB Bank, 144A, 6.315%, 2/22/2018		985,000	996,872
VIP Finance Ireland Ltd.:
144A, 6.493%, 2/2/2016		200,000	206,260
144A, 7.748%, 2/2/2021		565,000	584,097

			3,231,091

Total Loan Participations and Assignments (Cost $25,028,577)			25,505,439
Preferred Securities 1.3%
Financials 1.1%
Citigroup Capital XXI, 8.3%, 12/21/2057		2,465,000	2,538,950
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		675,000	567,000

Total Preferred Securities (Cost $2,914,535)			3,105,950

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC * (Cost $15,000)	15	15,000

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,911	37,872
Dex One Corp.*	2,638	13,902
SuperMedia, Inc.*	493	4,152
Trump Entertainment Resorts, Inc.*	32	583
Vertis Holdings, Inc. *	294	5,216

		61,725
Industrials 0.0%
Congoleum Corp.*	395,000	0
Quad Graphics, Inc.*	317	13,764

		13,764
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552

		6,608

Total Common Stocks (Cost $1,525,538)		82,097
Preferred Stock 0.2%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $378,188)	415	395,534
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	18
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	400	3,846

Total Warrants (Cost $87,876)		3,864
Securities Lending Collateral 2.5%
Daily Assets Fund Institutional, 0.23% (e) (f) (Cost $6,192,631)	6,192,631	6,192,631
Cash Equivalents 2.8%
Central Cash Management Fund, 0.17% (e) (Cost $6,897,413)	6,897,413	6,897,413

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $322,849,468) †	138.7	338,290,519
Other Assets and Liabilities, Net	(1.0)	(2,436,949)
Notes Payable	(37.7)	(92,000,000)

Net Assets	100.0	243,853,570

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest MediaWorks LP	9.25%	8/1/2015	205,000	USD	205,000	34,850
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	290,000	USD	292,813	1,450
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	97,606	USD	92,881	70,276
Hellas Telecommunications Finance SCA	8.985%	7/15/2015	278,431	EUR	79,885	231
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	79,463	9
Tribune Co.	LIBOR plus 3.0%	6/4/2014	404,875	USD	404,622	290,119
Tropicana Entertainment LLC	9.625%	12/15/2014	730,000	USD	547,250	365
Wolverine Tube, Inc.	15.0%	3/31/2012	328,799	USD	328,955	121,656
Young Broadcasting, Inc.	8.75%	1/15/2014	1,245,000	USD	1,111,306	12
					3,142,175	518,968

***
These securities are shown at their current rate as of February 28, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $323,673,856. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $14,616,663. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,553,254 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,936,591.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2011 amounted to $5,944,009 which is 2.4% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At February 28, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	1,285,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	121,838	(6,396)	128,234
6/21/2010 9/20/2015	1,555,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	83,414	(35,560)	118,974
Total unrealized appreciation					247,208

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America
As of February 28, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	5,625,000	USD	7,727,496	3/22/2011	(32,371)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$267,711,519	$1,178,823	$268,890,342
Commercial Mortgage-Backed Security	—	938,038	—	938,038
Government & Agency Obligations	—	26,264,211	—	26,264,211
Loan Participations and Assignments	—	25,505,439	—	25,505,439
Preferred Securities	—	3,105,950	—	3,105,950
Other Investments	—	—	15,000	15,000
Common Stocks(i)	69,690	—	12,407	82,097
Preferred Stock	—	395,534	—	395,534
Warrants(i)	—	—	3,864	3,864
Short-Term Investments(i)	13,090,044	—	—	13,090,044
Derivatives(j)	—	247,208	—	247,208
Total	$13,159,734	$324,167,899	$1,210,094	$338,537,727
Liabilities
Derivatives(j)	$—	$(32,371)	$—	$(32,371)
Total	$—	$(32,371)	$—	$(32,371)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds		Other Investments	Common Stocks	Preferred Stock		Warrants	Total
Balance as of November 30, 2010	$1,228,821		$15,000	$7,191	$89,287		$3,810	$1,344,109
Realized gain (loss)	—		—	—	—		—	—
Change in unrealized appreciation (depreciation)	33,433		0	2,508	—		54	35,995
Amortization premium/discount	6,431		—	—	—		—	6,431
Net purchases (sales)	—		—	2,708	—		—	2,708
Transfers into Level 3	—		—	—	—		—	—
Transfers (out) of Level 3	(89,862	) (k)	—	—	(89,287	) (k)	—	(179,149)
Balance as of February 28, 2011	$1,178,823		$15,000	$12,407	$—		$3,864	$1,210,094
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2011	$33,433		$0	$2,508	$—		$54	$35,995

Transfer between price levels are recognized at the beginning of the reporting period.
(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$247,208	$—
Foreign Exchange Contracts	$—	$(32,371)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011